Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Aerospace & Defense - 4.7%
Astronics Corp. (a)	272,500	$18,183,925
BWX Technologies, Inc.	56,750	11,604,807
Draganfly, Inc. (Canada) (a)	60,000	294,600
DroneShield Ltd. (Australia) (a)	1,275,000	3,351,606
Electro Optic Systems Holdings Ltd. (Australia) (a)	3,055,000	16,883,461
Firefly Aerospace, Inc. (a)	60,000	1,708,200
Huntington Ingalls Industries, Inc.	45,000	17,095,500
Red Cat Holdings, Inc. (a)	350,000	4,581,500
		73,703,599

Building Products - 0.7%
Alpha Pro Tech, Ltd. (a)(b)	642,500	2,852,700
Modine Manufacturing Co. (a)	34,500	7,476,495
		10,329,195

Chemicals - 2.8%
Aspen Aerogels, Inc. (a)	2,840,000	9,712,800
Core Molding Technologies, Inc. (a)	204,021	4,570,070
Ecovyst, Inc. (a)	1,020,000	13,117,200
Northern Technologies International Corp. (b)	765,000	6,303,600
Solstice Advanced Materials, Inc.	142,500	10,852,800
		44,556,470

Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	41,500	11,899,295

Communications Equipment - 0.6%
ADTRAN Holdings, Inc. (a)	252,375	3,174,877
Comtech Telecommunications Corp. (a)	1,019,500	3,384,740
KVH Industries, Inc. (a)	300,000	2,688,000
		9,247,617

Construction & Engineering - 4.5%
Centuri Holdings, Inc. (a)	642,500	18,767,425
Everus Construction Group, Inc. (a)	114,000	13,458,840
Keller Group PLC (United Kingdom)	75,000	1,907,957
Legence Corp. - Class A (a)	67,500	3,811,050
MasTec, Inc. (a)	15,150	4,874,361
Matrix Service Co. (a)(b)	1,435,000	16,473,800
MYR Group, Inc. (a)	38,600	10,897,552
		70,190,985

Construction Materials - 0.9%
CRH PLC	59,000	6,202,080
Smith-Midland Corp. (a)	225,000	7,319,250
		13,521,330

Consumer Finance - 0.1%
Figure Technology Solutions, Inc. - Class A (a)	70,000	2,376,500

Distributors - 0.1%
Educational Development Corp. (a)(b)	800,000	1,008,000

Diversified Consumer Services - 6.3%
Bright Horizons Family Solutions, Inc. (a)	117,500	9,650,275
Lincoln Educational Services Corp. (a)	1,277,500	51,968,700
Universal Technical Institute, Inc. (a)	1,030,000	37,183,000
		98,801,975

Electrical Equipment - 14.3%
Generac Holdings, Inc. (a)	51,225	10,005,779
Hammond Power Solutions, Inc. (Canada)	234,500	29,562,408
nVent Electric PLC	107,500	12,715,100
Thermon Group Holdings, Inc. (a)	632,500	31,878,000
Vertiv Holdings Co. - Class A	260,750	65,338,735
Vicor Corp. (a)	475,000	76,475,000
		225,975,022

Electronic Equipment, Instruments & Components - 14.9%
908 Devices, Inc. (a)	950,000	5,814,000
Arlo Technologies, Inc. (a)	1,630,000	23,194,900
Blackline Safety Corp. (Canada) (a)	2,125,000	10,830,458
Cognex Corp.	108,000	5,290,920
Elsight Ltd. (Australia) (a)	1,950,000	7,318,991
Evolv Technologies Holdings, Inc. (a)	1,250,000	7,562,500
LightPath Technologies, Inc. - Class A (a)	527,500	5,290,825
Luna Innovations, Inc. (a)	375,840	413,424
Next Vision Stabilized Systems Ltd. (Israel)	66,000	6,402,061
nLight, Inc. (a)	1,670,000	95,223,400
Unusual Machines, Inc. (a)	405,000	5,022,000
Vishay Intertechnology, Inc.	2,055,000	36,990,000
Vishay Precision Group, Inc. (a)	580,000	25,183,600
		234,537,079

Energy Equipment & Services - 3.8%
Energy Services of America Corp.	800,000	10,504,000
Select Water Solutions, Inc.	1,155,000	17,671,500
TETRA Technologies, Inc. (a)	3,375,000	28,755,000
WaterBridge Infrastructure LLC - Class A	110,000	2,946,900
		59,877,400

Entertainment - 0.3%
Atlanta Braves Holdings, Inc. - Class C (a)	110,000	4,697,000

Food Products - 1.0%
Vital Farms, Inc. (a)	1,150,000	16,238,000

Gas Utilities - 0.6%
MDU Resources Group, Inc.	497,500	10,308,200

Health Care Equipment & Supplies - 0.7%
LeMaitre Vascular, Inc.	40,000	4,366,800
Precision Optics Corp, Inc. (a)(b)	1,670,550	7,333,715
		11,700,515

Health Care Providers & Services - 0.3%
Hinge Health, Inc. - Class A (a)	22,500	867,600
Labcorp Holdings, Inc.	12,300	3,281,763
		4,149,363

Hotels, Restaurants & Leisure - 1.5%
Genius Sports Ltd. (Guernsey) (a)	3,875,000	17,166,250
Life Time Group Holdings, Inc. (a)	240,000	6,465,600
		23,631,850

Household Products - 2.8%
Oil-Dri Corp. of America (b)	677,500	44,098,475

Insurance - 0.6%
Markel Group, Inc. (a)	5,150	9,857,461

IT Services - 2.1%
Akamai Technologies, Inc. (a)	152,500	17,514,625
Research Solutions, Inc. (a)(b)	3,155,000	7,130,300
Unisys Corp. (a)(b)	3,925,000	8,124,750
		32,769,675

Life Sciences Tools & Services - 0.7%
Bruker Corp.	290,000	10,474,800

Machinery - 3.3%
CECO Environmental Corp. (a)	372,500	22,193,550
Gorman-Rupp Co.	272,500	16,930,425
Somero Enterprises, Inc.	1,400,000	3,474,428
Tennant Co.	141,500	9,395,600
Westinghouse Air Brake Technologies Corp.	2,750	687,253
		52,681,256

Media - 0.0% (c)
The Trade Desk, Inc. - Class A (a)	17,000	385,730

Professional Services - 4.7%
Asure Software, Inc. (a)(b)	2,607,500	22,424,500
CRA International, Inc.	140,006	22,664,171
Jacobs Solutions, Inc.	90,500	11,518,840
Metatek-Group Ltd. (Canada) (a)	2,052,600	7,230,063
Parsons Corp. (a)	195,000	10,563,150
		74,400,724

Semiconductors & Semiconductor Equipment - 11.3%
Ambiq Micro, Inc. (a)	175,000	4,446,750
ASML Holding NV (Netherlands)	3,250	4,292,697
Camtek Ltd. (Israel) (a)	61,500	9,324,015
Entegris, Inc.	40,000	4,689,600
FormFactor, Inc. (a)	321,500	31,182,285
MKS, Inc.	48,250	11,088,333
Nova, Ltd. (Israel) (a)	59,650	25,904,802
PDF Solutions, Inc. (a)	1,587,500	51,927,125
Photronics, Inc. (a)	260,000	10,506,600
SiTime Corp. (a)	9,000	3,108,150
Teradyne, Inc.	20,000	5,929,200
Veeco Instruments, Inc. (a)	474,375	16,062,337
		178,461,894

Software - 4.3%
Arteris, Inc. (a)(b)	3,125,000	51,375,000
Bentley Systems, Inc. - Class B	172,500	6,058,200
Box, Inc. - Class A (a)	195,000	4,609,800
Circle Internet Group, Inc. (a)	5,412	516,359
Computer Modelling Group Ltd. (Canada)	600,000	1,846,021
Thinkific Labs, Inc. (Canada) (a)(b)	3,600,000	3,674,790
		68,080,170

Specialty Retail - 2.1%
CarMax, Inc. (a)	67,500	2,806,650
ThredUp, Inc. - Class A (a)(b)	9,275,000	30,422,000
		33,228,650

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	13,700	3,476,923
Super Micro Computer, Inc. (a)	1,007,500	22,940,775
		26,417,698

Trading Companies & Distributors - 0.3%
Transcat, Inc. (a)	60,500	4,443,725
TOTAL COMMON STOCKS (Cost $974,760,884)		1,462,049,653

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
Specialized REITs - 0.7%
Equinix, Inc.	11,200	10,978,688
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,304,192)		10,978,688

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 6.9%	Shares	Value
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.53% (d)	109,317,095	109,317,095
TOTAL SHORT-TERM INVESTMENTS (Cost $109,317,095)		109,317,095

TOTAL INVESTMENTS - 100.4% (Cost $1,091,382,171)		1,582,345,436
Liabilities in Excess of Other Assets - (0.4)%		(6,812,359)
TOTAL NET ASSETS - 100.0%		$1,575,533,077

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Needham Aggressive Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,462,049,653	$–	$–	$1,462,049,653
Real Estate Investment Trusts	10,978,688	–	–	10,978,688
Short-Term Investments	109,317,095	–	–	109,317,095
Total Investments	$1,582,345,436	$–	$–	$1,582,345,436

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Investments)
United States	$1,436,355,256	90.8%
Canada	53,438,340	3.4
Israel	41,630,878	2.6
Australia	27,554,058	1.7
Guernsey	17,166,250	1.1
Netherlands	4,292,697	0.3
United Kingdom	1,907,957	0.1
	$1,582,345,436	100.0%